Employee Benefits - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Parenthetical) (Detail) - Net Periodic Benefit Cost Assumptions [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Prior to Age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed rate decrease	5.00%	5.00%	5.00%
Health care cost trend rate to decrease Period	2025	2019	2019
After Age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed rate decrease	5.00%	5.00%	5.00%
Health care cost trend rate to decrease Period	2025	2019	2019
Pension Plans [Member] | Qualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	15 years 6 months	15 years
Pension Plans [Member] | Nonqualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	12 years 1 month 6 days	11 years 10 months 25 days
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	6 years 2 months 12 days	6 years 3 months 19 days